Item 1. Report to Shareholders

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report
--------------------------------------------------------------------------------

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

As of 2/29/04


Tax-Efficient Multi-Cap Growth Fund   $9,880

Russell Midcap Growth Index   $8,689

Lipper Mid-Cap Growth Funds Index   $7,947

                                                    Lipper
                                                   Mid-Cap        Tax-Efficient
                         Russell Midcap       Growth Funds            Multi-Cap
                           Growth Index              Index          Growth Fund

12/00                            10,000             10,000               10,000

2/01                              8,743              8,615                9,250

2/02                              7,288              7,214                8,600

2/03                              5,690              5,476                6,660

2/04                              8,689              7,947                9,880



Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 2/29/04                                1 Year            12/29/00
--------------------------------------------------------------------------------

Tax-Efficient Multi-Cap
Growth Fund                                          46.86%*            -0.38%

Lipper Mid-Cap Growth
Funds Index                                          45.11              -7.01**

Russell Midcap Growth Index                          52.71              -4.34

* Adjusted to reflect a 1% redemption fee on shares held less than two years. Without the adjustment, the return would have been 48.35%.

**   Since 12/31/00.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 46.86% in the 12-month period ended February 29, 2004. (The 12-month return has been adjusted to reflect a 1% redemption fee, which would apply if shares held less than two years were sold at the end of the period. Without the adjustment, the 12-month return would have been 48.35%.) The fund outperformed the Lipper Mid-Cap Growth Funds Index but trailed the Russell Midcap Growth Index, as shown in the table on the preceding page.

As you know, the fund seeks to maximize after-tax growth of capital through investments primarily in common stocks of mid- and small-cap companies, but it has the flexibility to purchase some larger companies. Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. We generally use a growth approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

The Major Index Returns table shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index produced very strong returns over the last 12 months. Large-cap stocks, as measured by the S&P 500 Stock Index, were less robust.

Major Index Returns
--------------------------------------------------------------------------------
                                                                       12-Month
Period Ended 2/29/04                                                     Return
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                       38.52%

S&P MidCap 400 Index                                                      49.72

Russell 2000 Index                                                        64.41

Nasdaq Composite Index                                                    51.76



Top 5 Sectors
--------------------------------------------------------------------------------
                                                  Percent of         Percent of
                                                  Net Assets         Net Assets
Periods Ended                                        2/28/03            2/29/04
--------------------------------------------------------------------------------

Information Technology                                20.7%                26.5%

Health Care                                           18.5                 23.4

Consumer Discretionary                                24.8                 21.4

Financials                                            16.2                 13.5

Industrials and Business Services                     15.9                 10.1

Historical weightings reflect current sector classifications.

The Top 5 Sectors table shows how our largest sector allocations have changed over the last year.

Our exposure to information technology and health care companies increased over the last year, while our allocations to the consumer discretionary, financials, and industrial and business services sectors decreased.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,



James S. Riepe
Chairman

March 30, 2004

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                            Year                                    12/29/00
                           Ended                                     Through
                         2/29/04        2/28/03         2/28/02      2/28/01

NET ASSET VALUE
Beginning of period      $  6.66        $  8.60         $  9.25     $  10.00

Investment activities
  Net investment income
  (loss)                  (0.06)*         (0.06)*         (0.06)*      (0.01)*

  Net realized and
  unrealized gain
  (loss)                   3.28           (1.88)          (0.59)       (0.74)

  Total from
  investment
  activities               3.22           (1.94)          (0.65)       (0.75)

NET ASSET VALUE
  End of period         $  9.88         $  6.66         $  8.60      $  9.25
                        ------------------------------------------------------

Ratios/Supplemental Data
Total return^             48.35%*        (22.56)%*        (7.03)%*     (7.50)%*

Ratio of total expenses
to average net assets      1.25%*          1.25%*          1.25%*       1.25%*!

Ratio of net investment
income (loss) to average
net assets                (0.80)%*        (0.78)%*        (0.78)%*     (0.60)%*!

Portfolio turnover
rate                       15.3%           27.0%           15.4%       10.4%!

Net assets,
end of period
(in thousands)         $  26,663       $  16,798       $  19,256    $  14,253

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 2/29/04.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                     Shares                 Value
--------------------------------------------------------------------------------
                                                                         ($000s)
COMMON STOCKS   100.0%

CONSUMER DISCRETIONARY   21.4%

Automobiles   0.6%
Harley-Davidson                                      2,000                  106

Winnebago                                            1,000                   67

                                                                            173

Hotels, Restaurants & Leisure   3.5%
Carnival                                             1,500                   66

International Game Technology                        7,300                  286

Marriott, Class A                                    3,700                  165

Starbucks *                                          6,300                  236

Station Casinos                                      3,500                  132

The Cheesecake Factory *                             1,100                   52

                                                                            937

Household Durables   0.4%
Lennar, Class A                                      2,400                  119


                                                                            119
Internet & Catalog Retail   0.9%
eBay *                                               3,400                  234

                                                                            234

Leisure Equipment & Products   0.7%
Brunswick                                            1,500                   59

Mattel                                               6,100                  116


                                                                            175
Media   8.1%
Cox Radio, Class A *                                 4,700                  103

Cumulus Media *                                      2,500                   50

Dow Jones                                            1,300                   63

EchoStar Communications, Class A *                   1,500                   54

Entercom Communications *                            1,300                   60

Harte-Hanks                                          2,900                   64

Lamar Advertising, Class A *                         1,400                   56

McGraw-Hill                                          2,300                  180

Meredith                                             4,000                  201

New York Times, Class A                              2,000                   91

Omnicom                                              2,300                  188

Radio One, Class D (Non Voting Shares) *             4,600                   84

Regent Communications *                              4,400                   30

Salem Communications, Class A *                      2,100                   51

Scripps, Class A                                     1,600                  156

Spanish Broadcasting, Class A *                      9,500                  106

Univision Communications, Class A *                  6,375                  227

Washington Post, Class B                               200                  179

Westwood One *                                       2,300                   71

WPP Group ADR                                        2,400                  135

                                                                          2,149

Multiline Retail   2.1%
99 Cents Only Stores *                               2,000                   52

Dollar General                                       8,400                  184

Dollar Tree Stores *                                 5,600                  173

Family Dollar Stores                                 3,800                  144

                                                                            553

Specialty Retail   4.2%
AutoZone *                                           1,300                  117

Bed Bath & Beyond *                                  3,800                  155

PETsMART                                             2,500                   68

Ross Stores                                          6,400                  205

Staples *                                            5,500                  144

Tiffany                                              4,100                  173

TJX                                                  6,300                  148

Williams-Sonoma *                                    3,500                  112

                                                                          1,122

Textiles, Apparel, & Luxury Goods   0.9%
Coach *                                              2,200                   87

Nike, Class B                                        2,000                  147

                                                                            234

Total Consumer Discretionary                                              5,696

CONSUMER STAPLES   2.9%

Beverages   0.1%
Cott *                                                 500                   15


                                                                             15
Food & Staples Retailing   1.3%
Costco Wholesale *                                   1,000                   39

CVS                                                  3,900                  146

Duane Reade *                                        2,500                   43

Sysco                                                2,800                  111

                                                                            339

Food Products   1.1%
Delta Pine & Land                                    3,200                   82

Hershey Foods                                        1,400                  116

McCormick (Non Voting Shares)                          500                   16

Tootsie Roll Industries                              1,030                   38

Wrigley                                              1,000                   56

                                                                            308

Household Products   0.1%
Clorox                                                 500                   23

                                                                             23

Personal Products   0.3%
Estee Lauder, Class A                                2,200                   94

                                                                             94

Total Consumer Staples                                                      779


ENERGY   1.2%

Energy Equipment & Services   1.2%
Baker Hughes                                         3,500                  132

BJ Services *                                        2,500                  108

Smith International *                                1,500                   76

Total Energy                                                                316

FINANCIALS   13.5%

Capital Markets   5.8%
A.G. Edwards                                           400                   15

AmeriTrade *                                         3,700                   60

AMVESCAP ADR                                         3,000                   49

Charles Schwab                                       8,100                   99

Eaton Vance                                          2,100                   81

Federated Investors, Class B                         2,000                   65

Franklin Resources                                   2,800                  158

Investor's Financial Services                        1,800                   79

Janus Capital Group                                  2,500                   43

Legg Mason                                             900                   85

Lehman Brothers                                        758                   66

Mellon Financial                                     3,500                  113

Northern Trust                                       4,100                  204

Raymond James Financial                                600                   23

SEI                                                  1,300                   46

State Street                                         5,100                  274

Waddell & Reed Financial, Class A                    3,100                   80

                                                                          1,540

Commercial Banks   1.4%
Boston Private Financial                             2,700                   74

City National                                          700                   44

Community First Bankshares                           1,100                   31

North Fork Bancorporation                              500                   21

Silicon Valley Bancshares *                          1,000                   34

Synovus Financial                                    3,600                   90

UCBH Holdings                                        2,200                   86

                                                                            380

Consumer Finance   0.7%
SLM Corporation                                      4,200                  176

                                                                            176

Diversified Financial Services   0.9%
Moody's                                              3,800                  254

Insurance   4.0%
AFLAC                                                3,600                  146

Ambac                                                2,100                  164

Arthur J. Gallagher                                  1,200                   40

Brown and Brown                                      1,000                   37

Markel *                                               300                   82

MBIA                                                 1,550                  102

Progressive Corporation                              1,700                  141

Renaissance Re Holdings                              1,000                   53

Triad Guaranty *                                       800                   44

Willis Group Holdings                                6,400                  245

                                                                          1,054

Real Estate   0.2%
Jones Lang Lasalle *                                 2,300                   55

Trammell Crow *                                        400                    6

                                                                             61

Thrifts & Mortgage Finance   0.5%
MGIC Investment                                      1,000                   66

Radian Group                                         1,300                   57

                                                                            123

Total Financials                                                          3,588


HEALTH CARE   23.4%

Biotechnology   3.5%
Amgen *                                                616                   39

Biogen Idec *                                        2,700                  150

Cephalon *                                           1,800                  107

Chiron *                                               500                   25

Genzyme *                                            1,800                   91

Gilead Sciences *                                    4,000                  217

Human Genome Sciences *                              1,500                   19

MedImmune *                                          1,300                   33

Millennium Pharmaceuticals *                         2,500                   45

Protein Design Labs *                                1,000                   24

Techne *                                             4,400                  178

Vertex Pharmaceuticals *                             1,500                   17

Health Care Equipment & Supplies   7.8%
Applied Biosystems Group - Applera                   1,400                   32

ArthroCare *                                           500                   12

Becton, Dickinson                                      500                   24

Biomet                                               5,350                  209

C. R. Bard                                             200                   19

Dentsply International                               3,900                  171

Edwards Lifesciences *                                 500                   16

Guidant                                              3,000                  204

Invitrogen *                                         2,200                  162

Millipore *                                          1,400                   73

ResMed *                                             1,400                   66

Respironics *                                        1,500                   78

St. Jude Medical *                                   2,800                  203

Stryker                                              2,700                  240

Varian Medical Systems *                             2,900                  243

Waters Corporation *                                 1,900                   70

Zimmer Holdings *                                    3,300                  250

                                                                          2,072

Health Care Providers & Services   10.6%
AmerisourceBergen                                    1,600                   93

Anthem *                                             2,800                  241

Caremark RX *                                        5,500                  177

Coventry Health Care *                               3,750                  163

Davita *                                             3,000                  137

Express Scripts *                                    1,500                  109

Health Management, Class A                           3,000                   67

Henry Schein *                                       3,000                  215

IMS Health                                           3,134                   78

Laboratory Corporation of America *                  1,900                   74

Lincare Holdings *                                   2,900                   94

McKesson HBOC                                        4,000                  109

Medco *                                              2,000                   65

Omnicare                                             4,800                  221

Patterson Dental *                                   2,600                  176

Quest Diagnostics                                    1,100                   91

Renal Care Group *                                   4,100                  191

UnitedHealth Group                                     820                   51

WellChoice *                                         6,000                  222

WellPoint Health Networks *                          2,400                  261

                                                                          2,835

Pharmaceuticals   1.5%
Allergan                                             2,000                  175

Forest Laboratories *                                2,800                  211

                                                                            386

Total Health Care                                                         6,238


INDUSTRIALS & BUSINESS SERVICES   10.1%

Aerospace & Defense   0.7%
Mercury Computer Systems *                           2,500                   73

Rockwell Collins                                     3,600                  117

                                                                            190

Air Freight & Logistics   1.0%
C.H. Robinson Worldwide                              2,400                   95

Expeditors International of Washington               3,000                  115

UTi Worldwide                                        1,300                   59

                                                                            269

Commercial Services & Supplies   6.2%
Apollo Group, Class A *                              4,050                  308

ARAMARK, Class B                                     1,000                   28

Avery Dennison                                       1,400                   89

Career Education *                                   4,000                  200

ChoicePoint *                                        3,900                  147

Cintas                                               2,700                  115

Corinthian Colleges *                                  500                   30

Corporate Executive Board *                          1,500                   75

Devry *                                              2,300                   68

Education Management *                               5,200                  167

Equifax                                              3,000                   79

ITT Educational Services *                           2,000                   76

Manpower                                             2,300                  103

Robert Half International *                          3,000                   67

University of Phoenix Online *                       1,000                   80

Viad                                                 1,300                   32

                                                                          1,664

Electrical Equipment   0.1%
Franklin Electric                                      300                   18

                                                                             18

Industrial Conglomerates   0.3%
Roper Industries                                     1,500                   73

                                                                             73

Machinery   1.7%
Cuno *                                               1,600                   68

Danaher                                              1,100                   99

Donaldson                                              800                   46

Dover                                                  200                    8

IDEX                                                 1,300                   55

ITT Industries                                       1,400                  106

Kaydon                                               1,100                   30

Pall                                                 2,000                   52

                                                                            464

Road & Rail   0.1%
Landstar Systems *                                     500                   18

                                                                             18

Total Industrials & Business Services                                     2,696


INFORMATION TECHNOLOGY   26.5%

Communications Equipment   1.6%
Corning *                                            8,000                  100

JDS Uniphase *                                      18,000                   88

Juniper Networks *                                   1,500                   39

Plantronics *                                        1,700                   68

QLogic *                                             1,500                   63

Research In Motion *                                   800                   79

Computer & Peripherals   1.8%
Diebold                                                300                   16

EMC *                                               11,000                  157

Lexmark International, Class A *                     2,500                  206

Network Appliance *                                  4,100                   89

                                                                            468

Electronic Equipment & Instruments   1.2%
CDW                                                  1,500                  104

Jabil Circuit *                                        500                   14

Littelfuse *                                         1,000                   33

Mettler-Toledo International *                         800                   35

Molex, Class A                                       3,000                   80

National Instruments                                   450                   15

Symbol Technologies                                  2,400                   41

                                                                            322

Internet Software & Services   2.7%
InterActiveCorp *                                    6,000                  196

Internet Security Systems *                            500                    9

Monster Worldwide *                                  4,500                   99

Sina Com *                                           2,000                   88

VeriSign *                                           8,000                  139

Yahoo! *                                             4,500                  200

                                                                            731

IT Services   3.8%
Affiliated Computer Services, Class A *              1,900                   92

BISYS Group *                                          500                    9

Certegy                                              4,600                  157

Cognizant Technology Solutions, Class A *              500                   24

DST Systems *                                        2,500                  112

Fiserv *                                             4,100                  158

Hewitt Associates, Class A *                           300                   10

Iron Mountain *                                      3,600                  161

Paychex                                              3,900                  125

Sabre Holdings                                       2,500                   57

SunGard Data Systems *                               4,000                  116

                                                                          1,021

Semiconductor & Semiconductor Equipment   7.0%
Altera *                                             8,500                  188

Analog Devices                                       4,400                  220

Broadcom, Class A *                                  4,000                  162

Intersil Holding, Class A                            2,000                   47

KLA-Tencor *                                         2,200                  116

Lam Research *                                       3,200                   82

Linear Technology                                    4,400                  176

Marvell Technology Group *                           1,000                   46

Maxim Integrated Products                            4,063                  203

Microchip Technology                                 6,500                  185

National Semiconductor *                             2,000                   79

Novellus Systems *                                   1,400                   45

Semtech *                                            3,000                   72

Xilinx *                                             5,500                  231

                                                                          1,852

Software   8.4%
Adobe Systems                                        4,100                  153

Barra                                                  500                   16

BEA Systems *                                        3,500                   48

BMC Software *                                       5,000                   98

Cadence Design Systems *                             6,100                   94

Check Point Software Technologies *                  2,700                   62

Cognos *                                             1,500                   47

Computer Associates                                  7,900                  210

Electronic Arts *                                    4,400                  208

FactSet Research Systems                             1,200                   44

Fair Isaac                                             500                   30

Intuit *                                             4,200                  186

Jack Henry & Associates                                500                    9

Kronos *                                             3,750                  126

Mercury Interactive *                                3,400                  165

NetIQ *                                              1,000                   13

Network Associates *                                 4,500                   79

PeopleSoft *                                         3,000                   65

Red Hat *                                            3,500                   63

Siebel Systems *                                     5,000                   65

Symantec *                                           6,400                  263

Synopsys *                                           2,700                   80

VERITAS Software *                                   4,000                  122

                                                                          2,246

Total Information Technology                                              7,077

MATERIALS   1.0%

Chemicals   1.0%
Ecolab                                               4,800                  131

Sigma Aldrich                                        1,200                   69

Symyx Technologies *                                   800                   21

Valspar                                              1,200                   60

Total Materials                                                             281

Total Common Stocks (Cost  $17,945)                                      26,671

SHORT-TERM INVESTMENTS   0.2%

Money Market Fund   0.2%

T. Rowe Price Reserve
Investment Fund, 1.10% #                            35,942                   36

Total Short-Term Investments (Cost  $36)                                     36

SECURITIES LENDING COLLATERAL   2.7%

Money Market Trust   2.7%

State Street Bank and
Trust Company of New Hampshire N.A.
Securities Lending
Quality Trust units, 1.16% #                       717,465                  718

Total Securities Lending
Collateral (Cost  $718)                                                     718

Total Investments in Securities

102.9% of Net Assets (Cost $18,699)                             $        27,425
                                                                ---------------

(ss.) Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $18,699)              $        27,425

Other assets                                                                 35

Total assets                                                             27,460

Liabilities

Total liabilities                                                           797

NET ASSETS                                                      $        26,663
                                                                ---------------
Net Assets Consist of:

Undistributed net realized gain (loss)                                   (7,152)

Net unrealized gain (loss)                                                8,726

Paid-in-capital applicable to 2,697,507 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       25,089

NET ASSETS                                                      $        26,663
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          9.88
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        2/29/04

Investment Income (Loss)

Income
  Dividend                                                          $        97

  Securities lending                                                          3

  Total income                                                              100

Expenses
  Investment management                                                     146

  Custody and accounting                                                    102

  Shareholder servicing                                                      37

  Registration                                                               29

  Legal and audit                                                            15

  Prospectus and shareholder reports                                          5

  Directors                                                                   5

  Miscellaneous                                                               5

  Reductions/repayments pursuant
     to expense limitation
       Investment  management
       fees (waived) repaid                                                 (69)

  Total expenses                                                            275

  Net investment income (loss)                                             (175)

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on securitie                                    (606)

  Change in net unrealized gain (loss) on securitie                       9,041

  Net realized and unrealized gain (loss)                                 8,435

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                           $        8,260
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                       Year
                                                      Ended
                                                    2/29/04             2/28/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)               $        (175)       $        (144)

  Net realized gain (loss)                            (606)              (3,533)

  Change in net unrealized gain (loss)               9,041               (1,193)

  Increase (decrease) in net assets
  from operations                                    8,260               (4,870)

Capital share transactions *
  Shares sold                                        4,043                4,964

  Shares redeemed                                   (2,441)              (2,564)

  Redemption fees received                               3                   12

  Increase (decrease) in net assets from
  capital share transactions                         1,605                2,412

Net Assets
  Increase (decrease) during period                  9,865               (2,458)

  Beginning of period                               16,798               19,256

  End of period                            $        26,663      $        16,798
                                           ------------------------------------

*Share information
  Shares sold                                          464                  638

  Shares redeemed                                     (289)                (353)

  Increase (decrease) in shares
  outstanding                                          175                  285

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 2000. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 2 years. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At February 29, 2004, the value of loaned securities was $709,000; aggregate collateral consisted of $718,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $4,855,000 and $3,344,000, respectively, for the year ended February 29, 2004.


Note 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended February 29, 2004. At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                     $         8,898,000

Unrealized depreciation                                                (183,000)

Net unrealized appreciation (depreciation)                            8,715,000

Capital loss carryforwards                                           (7,141,000)

Paid-in capital                                                      25,089,000

Net assets                                                 $         26,663,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 29, 2004, the fund had $142,000 of capital loss carryforwards that expire in fiscal 2006, $2,010,000 that expire in fiscal 2010, $3,882,000 that expire in fiscal 2011, and $1,107,000 that expire in fiscal 2012.

For the year ended 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                           $         175,000

Paid-in capital                                                        (175,000)

At February 29, 2004, the cost of investments for federal income tax purposes was $18,710,000.

Note 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $10,000.

The fund is also subject to a contractual expense limitation through February 29, 2004. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.25%. Through February 28, 2006, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At February 29, 2004, management fees waived remain subject to repayment by the fund in the amount of $170,000 through February 28, 2006.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $94,000 for the year ended February 29, 2004, of which $8,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended February 29, 2004, dividend income from the Reserve Funds totaled $1,000.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund

In our opinion, the accompanying statement of asset and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Multi-Cap Growth Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as the "Fund") at February 29, 2004, and the results its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Tax-Efficient Multi-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
1997
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
1997
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(1934)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company


* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(1953)
1997
[43]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(1943)
1997
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Tax-Efficient Funds

M. David Testa, CFA, CIC
(1944)
1997
[111]
Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name
(Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)


Stephen V. Booth, CPA (1961)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)
Treasurer, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Jill L. Hauser (1958)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)
Vice President, Tax-Efficient Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Thomas J. Huber, CFA (1966)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)
Secretary, Tax-Efficient Funds
Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.

Hugh D. McGuirk, CFA (1960)
Executive Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (1955)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Donald J. Peters (1959)
President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

William T. Reynolds, CFA, CIC (1948)
Vice President, Tax-Efficient Funds
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

William J. Stromberg, CFA (1960)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (1970)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price

Mark R. Weigman, CFA, CIC (1962)
Vice President, Tax-Efficient Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,781                $8,595
     Audit-Related Fees                         670                    --
     Tax Fees                                 2,169                 2,174
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004